Accounts Receivable - Summary of Activity for Allowance for Doubtful Accounts Receivable (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the year	₨ 44,478	$ 685	₨ 10,000
Provision for doubtful accounts	0	0	34,478	₨ 947
Balance at the end of the year	₨ 44,478	$ 685	₨ 44,478	₨ 10,000